CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales	$ 3,669.3	$ 3,191.6	$ 2,769.1
Cost of products sold	2,380.0	2,149.8	1,951.0
Gross profit	1,289.3	1,041.8	818.1
Selling, general and administrative expenses	705.9	667.6	596.9
Restructuring and other severance costs	14.5	5.0	20.3
Asset write-downs and other	1.6	11.5	2.6
Operating income	567.3	357.7	198.3
Other expenses, net:
Interest expense, net	(96.1)	(151.1)	(178.1)
Loss on early extinguishment/modification of debt	(16.6)	(1.6)	(26.6)
Foreign exchange gain (loss) on financing activities, net	1.3	(1.0)	16.0
Other, net	0.2	0.5	0.6
Other expenses, net	(111.2)	(153.2)	(188.1)
Income from continuing operations before taxes	456.1	204.5	10.2
Income tax provision (benefit), including reversal of $76.5 valuation allowance from sale of plastic compounding business for the year ended December 31, 2010	124.4	(24.6)	9.7
Income from continuing operations	331.7	229.1	0.5
Income from discontinued operations, net of tax	0.9	19.4	16.8
Gain on sale of discontinued operations, net of tax	119.3
Net income	451.9	248.5	17.3
Net (income) loss attributable to noncontrolling interest	(40.6)	(9.1)	3.8
Net income attributable to Rockwood Holdings, Inc.	411.3	239.4	21.1
Amounts attributable to Rockwood Holdings, Inc.:
Income from continuing operations	291.1	220.0	4.3
Income from discontinued operations	120.2	19.4	16.8
Net income attributable to Rockwood Holdings, Inc.	411.3	239.4	21.1
Basic earnings per share attributable to Rockwood Holdings, Inc.:
Earnings from continuing operations (in dollars per share)	$ 3.80	$ 2.93	$ 0.06
Earnings from discontinued operations (in dollars per share)	$ 1.57	$ 0.26	$ 0.22
Basic earnings per share (in dollars per share)	$ 5.37	$ 3.19	$ 0.28
Diluted earnings per share attributable to Rockwood Holdings, Inc.:
Earnings from continuing operations (in dollars per share)	$ 3.64	$ 2.82	$ 0.06
Earnings from discontinued operations (in dollars per share)	$ 1.51	$ 0.25	$ 0.22
Diluted earnings per share (in dollars per share)	$ 5.15	$ 3.07	$ 0.28
Weighted average number of basic shares outstanding	76,555	74,985	74,096
Weighted average number of diluted shares outstanding	79,865	78,093	74,851
Interest expense includes:
Interest expense on debt	(91.8)	(158.6)	(174.1)
Mark-to-market gains on interest rate swaps	0.5	13.4	3.9
Deferred financing costs	(4.8)	(5.9)	(7.9)
Total	$ (96.1)	$ (151.1)	$ (178.1)